Schedule of Financial Assets and Liabilities not Carried at Fair Value (Details) - CAD ($) $ in Millions	Apr. 30, 2022	Oct. 31, 2021
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	$ 317,344	$ 268,939
Total loans, net of allowance for loan losses	764,972	722,622
FINANCIAL LIABILITIES
Deposits	1,183,738	1,125,125
Securitization liabilities at amortized cost	15,234	15,262
Subordinated notes and debentures	11,251	11,230
Carrying value [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	317,344	268,939
Total loans, net of allowance for loan losses	764,972	722,622
Total financial assets not carried at fair value	1,082,316	991,561
FINANCIAL LIABILITIES
Deposits	1,183,738	1,125,125
Securitization liabilities at amortized cost	15,234	15,262
Subordinated notes and debentures	11,251	11,230
Total financial liabilities not carried at fair value	1,210,223	1,151,617
Carrying value [member] | Government and government-related securities [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	243,339	208,559
Carrying value [member] | Other debt securities [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	74,005	60,380
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	309,823	268,452
Total loans, net of allowance for loan losses	753,806	725,177
Total financial assets not carried at fair value	1,063,629	993,629
FINANCIAL LIABILITIES
Deposits	1,177,637	1,124,762
Securitization liabilities at amortized cost	14,676	15,202
Subordinated notes and debentures	11,190	11,838
Total financial liabilities not carried at fair value	1,203,503	1,151,802
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Government and government-related securities [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	237,812	207,927
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other debt securities [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	$ 72,011	$ 60,525